Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

For the years ended December 31,	2024	2023	2022
Net income (loss) attributable to Telesat Corporation Shares	$(87,720)	$157,118	$(23,764)
Effect of diluted securities	—	15,486	—
Diluted net income (loss) attributable to Telesat Corporation Shares	$(87,720)	$172,604	$(23,764)

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2024	2023	2022
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	13,417,290	12,311,264
Effect of diluted securities
Stock options	—	51,617	—
RSUs	—	1,435,113	—
DSUs	—	91,587	—
PSUs	—	292,614	—
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	15,288,221	12,311,264